Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Parke Bancorp Inc.
Total risk-based capital
Total risk-based capital, Actual, Amount	$ 182,316	$ 162,837
Total risk-based capital, For Capital Adequacy Purposes, Amount	87,164	75,859
Total risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Amount	107,592	87,711
Total risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 108,954	$ 94,823
Total risk-based capital
Total risk-based capital, Actual, Ratio	16.73%	17.17%
Total risk-based capital, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Ratio	9.875%	9.25%
Total risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, Actual, Ratio	15.48%	15.92%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier 1 Capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Ratio	7.875%	7.25%
Tier 1 Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Tier 1 risk-based capital
Actual, Amount	$ 168,629	$ 150,926
Tier 1 risk-based capital, For Capital Adequacy Purposes, Amount	65,373	56,894
Tier 1 risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Amount	85,802	68,747
Tier 1 risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	87,164	75,859
Tier 1 leverage (Amount)
Tier 1 leverage, Actual, Amount	168,629	150,926
Tier 1 leverage, For Capital Adequacy Purposes, Amount	55,503	42,178
Tier 1 leverage, Tier One Leverage Capital Required For Capital Adequacy With Capital Conservation Buffer	55,503	42,178
Tier 1 leverage, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 69,378	$ 52,722
Tier 1 leverage (Ratio)
Tier 1 leverage, Actual, Ratio	12.15%	14.31%
Tier 1 leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 leverage, Tier One Leverage Capital Required For Capital Adequacy With Capital Conservation Buffer To Average Assets	4.00%	4.00%
Tier 1 leverage, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tier 1 common equity
Tier 1 common equity, Actual, Amount	$ 153,020	$ 121,955
Tier 1 common equity, Actual, Ratio	14.04%	12.86%
Tier 1 common equity, For Capital Adequacy Purpose, Amount	$ 49,029	$ 42,670
Tier 1 common equity, For Capital Adequacy Purpose, Ratio	4.50%	4.50%
Tier 1 common equity, For Capital Adequacy With Capital Conservation Buffer, Amount	$ 69,458	$ 54,523
Tier 1 common equity, For Capital Adequacy With Capital Conservation Buffer, Ratio	6.375%	5.75%
Tier 1 common equity, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 70,820	$ 61,635
Tier 1 common equity, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%	6.50%
Parke Bank
Total risk-based capital
Total risk-based capital, Actual, Amount	$ 181,760	$ 159,435
Total risk-based capital, For Capital Adequacy Purposes, Amount	87,131	75,861
Total risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Amount	107,552	87,714
Total risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 108,913	$ 94,826
Total risk-based capital
Total risk-based capital, Actual, Ratio	16.69%	16.81%
Total risk-based capital, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Ratio	9.875%	9.25%
Total risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, Actual, Ratio	15.43%	15.56%
Tier 1 Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier 1 Capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Ratio	7.875%	7.25%
Tier 1 Capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Tier 1 risk-based capital
Actual, Amount	$ 168,078	$ 147,524
Tier 1 risk-based capital, For Capital Adequacy Purposes, Amount	65,348	56,896
Tier 1 risk-based capital, For Capital Adequacy Purposes With Capital Conservation Buffer, Amount	85,769	68,749
Tier 1 risk-based capital, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	87,131	75,861
Tier 1 leverage (Amount)
Tier 1 leverage, Actual, Amount	168,078	147,524
Tier 1 leverage, For Capital Adequacy Purposes, Amount	55,569	42,175
Tier 1 leverage, Tier One Leverage Capital Required For Capital Adequacy With Capital Conservation Buffer	55,569	42,175
Tier 1 leverage, To be Well-Capitalized Under Prompt Corrective Action Provisions, Amount	$ 69,461	$ 52,719
Tier 1 leverage (Ratio)
Tier 1 leverage, Actual, Ratio	12.10%	13.99%
Tier 1 leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 leverage, Tier One Leverage Capital Required For Capital Adequacy With Capital Conservation Buffer To Average Assets	4.00%	4.00%
Tier 1 leverage, To be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Tier 1 common equity
Tier 1 common equity, Actual, Amount	$ 166,639	$ 147,524
Tier 1 common equity, Actual, Ratio	15.30%	15.56%
Tier 1 common equity, For Capital Adequacy Purpose, Amount	$ 49,011	$ 42,672
Tier 1 common equity, For Capital Adequacy Purpose, Ratio	4.50%	4.50%
Tier 1 common equity, For Capital Adequacy With Capital Conservation Buffer, Amount	$ 69,432	$ 54,525
Tier 1 common equity, For Capital Adequacy With Capital Conservation Buffer, Ratio	6.375%	5.75%
Tier 1 common equity, To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 70,794	$ 61,637
Tier 1 common equity, To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%	6.50%